Document and Entity Information	Jun. 25, 2021
Cover [Abstract]
Entity Address, State or Province	MI
Amendment Flag	false
Entity Central Index Key	0001842022
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 25, 2021
Entity File Number	1-40392
Entity Registrant Name	DT Midstream, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-2663964
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	402-8532
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01
Trading Symbol	DTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false